Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk
The following table demonstrates the sensitivity to reasonably possible changes in commodity prices at the reporting date, with all other variables held constant. The impact on the Group’s pre-tax equity is due to changes in the fair value of commodity hedges designated as cash flow hedges. There is no impact on the Group’s income statement as all commodity derivatives are designated as hedging instruments in cash flow hedges.

	Year ended 31 December
	2023	2022	2021
Commodity price risk	€ million	€ million	€ million
10% increase in commodity prices equity gain	144	140	92
10% decrease in commodity prices equity loss	(144)	(140)	(92)

Disclosure of maturity analysis for non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2023
Trade and other payables	4,875	4,875	—	—	—
Amounts payable to related parties	270	270	—	—	—
Borrowings	11,803	1,322	2,325	2,681	5,475
Derivatives	268	99	42	39	88
Lease liabilities	774	159	237	141	237
Total financial liabilities	17,990	6,725	2,604	2,861	5,800
31 December 2022
Trade and other payables	4,714	4,714	—	—	—
Amounts payable to related parties	485	485	—	—	—
Borrowings	12,314	1,336	2,597	2,179	6,202
Derivatives	263	76	17	51	119
Lease liabilities	752	149	217	129	257
Total financial liabilities	18,528	6,760	2,831	2,359	6,578

Disclosure of maturity analysis for derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2023
Trade and other payables	4,875	4,875	—	—	—
Amounts payable to related parties	270	270	—	—	—
Borrowings	11,803	1,322	2,325	2,681	5,475
Derivatives	268	99	42	39	88
Lease liabilities	774	159	237	141	237
Total financial liabilities	17,990	6,725	2,604	2,861	5,800
31 December 2022
Trade and other payables	4,714	4,714	—	—	—
Amounts payable to related parties	485	485	—	—	—
Borrowings	12,314	1,336	2,597	2,179	6,202
Derivatives	263	76	17	51	119
Lease liabilities	752	149	217	129	257
Total financial liabilities	18,528	6,760	2,831	2,359	6,578